Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subordinated debentures [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 5,000	$ 5,000
Fixed interest rate payable	5.54%	5.54%
Unrealized gains (losses)	(131)	(192)
Maturity date	Mar. 26, 2014
Subordinated debentures [Member] | Three month LIBOR plus 3.10% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	3.41%	3.67%
CDARS deposits [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,250	10,250
Fixed interest rate payable	3.19%	3.19%
Unrealized gains (losses)	(428)	(569)
Maturity date	Oct. 09, 2014
CDARS deposits [Member] | One month LIBOR plus 0.55% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.76%	0.84%
FHLB advance (Sep 20, 2015) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	5,000	5,000
Fixed interest rate payable	3.54%	3.54%
Unrealized gains (losses)	(395)	(443)
Maturity date	Sep. 20, 2015
FHLB advance (Sep 20, 2015) [Member] | Three month LIBOR plus 0.22% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.53%	0.78%
FHLB advance (Jul 19, 2016) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	10,000
Fixed interest rate payable	3.69%	3.69%
Unrealized gains (losses)	$ (1,030)	$ (1,057)
Maturity date	Jul. 19, 2016
FHLB advance (Jul 19, 2016) [Member] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.57%	0.66%